LEASES (Tables)	12 Months Ended
Dec. 26, 2020
Schedule of lease costs

Lease costs under non-cancelable operating leases on December 26, 2020 and December 28, 2019 are as follows (in thousands):

	2020	2019
Operating lease cost	$21,594	$20,771
Short-term lease cost	2,863	110
Variable lease cost	3,985	1,484
Sublease income	(1,013)	(676)
Total lease cost	$27,429	$21,689

Future Minimum Lease Payments

Future minimum payments under non-cancelable operating leases on December 26, 2020 are as follows (in thousands):

Operating
Leases
2021	$18,671
2022	15,219
2023	12,126
2024	9,594
2025	8,102
Thereafter	25,961
Total minimum lease payments	$89,673
Less present value discount	(11,615)
Total lease liability	$78,058